Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2023	€ 128,247	€ 20,837	€ 594,003	€ 65,088	€ (450,253)	€ (101,429)
Total comprehensive income/(loss)	58,853			(57)		58,909
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	2,130			2,130
Exercises	0	55	(55)
Equity, ending balance at Mar. 31, 2024	189,230	20,892	593,948	67,162	(551,682)	58,909
Equity, beginning balance at Dec. 31, 2024	181,253	24,378	647,600	73,203	(551,682)	(12,247)
Total comprehensive income/(loss)	(8,249)			983		(9,232)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	2,249			2,249
Equity, ending balance at Mar. 31, 2025	€ 175,253	€ 24,378	€ 647,600	€ 76,434	€ (563,928)	€ (9,232)